ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Payroll payable	¥ 69,202	$ 10,859	¥ 55,176
Tax payable	20,091	3,153	17,391
Accrued expenses	17,261	2,709	29,063
Deposits	1,985	311	2,061
Others	7,356	1,154	3,338
Total	¥ 115,895	$ 18,186	¥ 107,029